Property and Equipment, Net	12 Months Ended
Sep. 30, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

9. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	As of September 30,
	2024	2023
Cost
Office equipment	$30,672	$29,498
Vehicle	319,574	307,102
Leasehold improvement	10,385	9,955
	360,631	346,555

Less: accumulated depreciation and amortization	(274,824)	(187,913)
Property and equipment, net	$85,807	$158,642

(1)	Depreciation expense was $86,911, $83,226 and $81,625 for the years ended September 30, 2024, 2023 and 2022, respectively.

(2)	In October 2022, EXTEND disposed one building and associated land in Tokyo, Japan for which the carrying value was $392,654 and $1,191,319, respectively. EXTEND received proceeds of $ 1,745,094 from the disposal, net off commission fees paid to agents, resulting in disposal gain of $125,804.

(3)	No impairment loss was recognized for the years ended September 30, 2024, 2023 and 2022.

(4)	As of September 30, 2024 and 2023, a vehicle, owned by Chuancheng Digital, for which the carrying value was $77,550 and $130,533, was pledged to secure a long-term loan from a financial institution.